Leases (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Future Minimum Rentals Payable under Non-cancellable Operating Leases

Future minimum rentals payable under non-cancellable operating leases as at December 31, 2018, December 31, 2017 are as follows:

	As of December 31,
	2018	2017
	(Thousands of yen)
Within one year	631,246	417,287
After one year but not more than five years	2,272,134	1,723,816
More than five years	1,691,583	1,874,826

Total	4,594,963	4,015,929

Lease and Sublease Expense Recognized in Profit or Loss

Certain lease contracts include variable lease payments, which are lease payments linked to revenue based on tenant lease agreements with shopping centers and the amount of such contingent rent is given in the table below. Lease and sublease expense recognized in profit or loss for the years ended December 31, 2018 and 2017 are as follows:

	NOTE	2018	2017
		(Thousands of yen)
Lease expense in respect of Group owned restaurants	27	2,785,202	1,809,856
Contingent rent in respect of Group owned restaurants	27	555,182	282,704
Lease expense in respect of franchisee properties	26	450,080	403,724

Total		3,790,464	2,496,284